Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUE	$ 42,848,508	$ 34,552,734	$ 80,671,081	$ 68,132,256	$ 61,882,481
Cost and expenses:
Cost of revenue	(27,901,125)	(15,654,778)	(43,929,982)	(33,881,248)	(29,880,855)
Advertising and marketing expenses	(12,713,890)	(7,488,058)	(16,244,958)	(16,473,378)	(15,624,780)
Technology costs	(4,045,721)	(3,256,222)	(9,522,437)	(6,554,254)	(5,058,948)
Employee benefit expenses	(12,589,924)	(9,558,942)	(24,931,493)	(34,289,879)	(29,553,721)
General, administrative and other operating expenses	(5,608,752)	(6,116,142)	(16,725,243)	(13,854,809)	(8,000,759)
Foreign exchange differences, net	(5,958,614)	(2,169,649)	656,605	(4,051,710)	(2,993,005)
Operating loss	(25,969,518)	(9,691,057)	(30,026,427)	(40,973,022)	(29,229,587)
Other income/(expenses):
Other income	954,142	130,116	877,514	181,509	140,725
Share-based payment on listing			(67,027,178)
Finance costs	(13,363)	(3,568,652)	(19,028,007)	(7,800,597)	(1,702,457)
Changes in fair value of financial instruments	(236,547)	(57,937,053)	(57,333,432)	(1,101,484)	(178,859)
LOSS BEFORE TAX	(25,265,286)	(71,066,646)	(172,537,530)	(49,693,594)	(30,970,178)
Income tax expenses	(57,459)	(34,352)	(62,983)	251,779	38,173
LOSS FOR THE PERIOD	(25,322,745)	(71,100,998)	(172,600,513)	(49,441,815)	(30,932,005)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	4,991,757	1,672,938	(820,391)	3,088,057	2,340,885
Other comprehensive (loss)/income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Remeasurement losses on defined benefit plan	(5,050)	(34,573)	(29,965)	42,103	27,292
OTHER COMPREHENSIVE INCOME FOR THE PERIOD, NET OF TAX	4,986,707	1,638,365	(850,356)	3,130,160	2,368,177
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX	$ (20,336,038)	$ (69,462,633)	$ (173,450,869)	$ (46,311,655)	$ (28,563,828)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ (0.6)	$ (49.1)	$ (17.92)	$ (102.43)	$ (143.21)
Diluted (in Dollars per share)	$ (0.6)	$ (49.1)	$ (17.92)	$ (102.43)	$ (143.21)